UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05088

THE ALLIANCEBERNSTEIN PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2014

Date of reporting period: October 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Growth Fund

Portfolio of Investments

October 31, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.3%
Information Technology - 24.2%
Communications Equipment - 0.5%
QUALCOMM, Inc.	46,880	$3,256,754

Computers & Peripherals - 4.2%
Apple, Inc.	52,600	27,475,610

Internet Software & Services - 9.0%
eBay, Inc. (a)	245,570	12,943,995
Facebook, Inc. - Class A (a)	209,910	10,550,077
Google, Inc. - Class A (a)	27,644	28,489,353
LinkedIn Corp. - Class A (a)	28,460	6,365,648

		58,349,073

IT Services - 5.0%
Cognizant Technology Solutions Corp. - Class A (a)	172,070	14,958,045
Visa, Inc. - Class A	88,490	17,403,328

		32,361,373

Software - 5.5%
ANSYS, Inc. (a)	91,770	8,025,286
Aspen Technology, Inc. (a)	178,860	6,837,818
Cadence Design Systems, Inc. (a)	358,560	4,650,523
Citrix Systems, Inc. (a)	124,420	7,064,568
ServiceNow, Inc. (a)	55,950	3,055,429
TIBCO Software, Inc. (a)	237,855	5,841,719

		35,475,343

		156,918,153

Consumer Discretionary - 19.4%
Automobiles - 1.5%
Harley-Davidson, Inc.	148,450	9,506,738

Distributors - 0.6%
LKQ Corp. (a)	129,040	4,262,191

Hotels, Restaurants & Leisure - 1.6%
Starbucks Corp.	130,810	10,602,150

Internet & Catalog Retail - 4.2%
Amazon.com, Inc. (a)	35,820	13,039,555
priceline.com, Inc. (a)	13,335	14,052,823

		27,092,378

Leisure Equipment & Products - 0.8%
Polaris Industries, Inc.	37,790	4,948,601

Media - 5.6%
AMC Networks, Inc. - Class A (a)	43,022	3,015,412
Comcast Corp. - Class A	292,920	13,937,133
Liberty Media Corp. (a)	47,370	7,243,347
Viacom, Inc. - Class B	146,410	12,194,489

		36,390,381

Company	Shares	U.S. $ Value
Specialty Retail - 3.3%
CarMax, Inc. (a)	144,810	6,804,622
Lowe’s Cos., Inc.	161,590	8,043,950
Lumber Liquidators Holdings, Inc. (a)	33,760	3,855,054
Tractor Supply Co.	37,920	2,705,592

		21,409,218

Textiles, Apparel & Luxury Goods - 1.8%
Michael Kors Holdings Ltd. (a)	105,853	8,145,389
NIKE, Inc. - Class B	42,770	3,240,255

		11,385,644

		125,597,301

Health Care - 16.6%
Biotechnology - 8.5%
Biogen Idec, Inc. (a)	73,540	17,957,733
Celgene Corp.(a)	68,750	10,208,687
Gilead Sciences, Inc.(a)	256,670	18,221,003
Quintiles Transnational Holdings, Inc. (a)	138,543	5,817,421
Vertex Pharmaceuticals, Inc. (a)	37,950	2,707,353

		54,912,197

Health Care Equipment & Supplies - 1.6%
HeartWare International, Inc. (a)	62,370	4,525,567
Intuitive Surgical, Inc. (a)	16,060	5,966,290

		10,491,857

Health Care Providers & Services - 2.3%
McKesson Corp.	32,590	5,095,120
UnitedHealth Group, Inc.	141,180	9,636,947

		14,732,067

Life Sciences Tools & Services - 1.3%
Illumina, Inc. (a)	90,750	8,486,033

Pharmaceuticals - 2.9%
Allergan, Inc./United States	134,790	12,213,322
Bristol-Myers Squibb Co.	128,020	6,723,610

		18,936,932

		107,559,086

Industrials - 14.8%
Aerospace & Defense - 4.0%
Boeing Co. (The)	112,970	14,742,585
Precision Castparts Corp.	44,780	11,349,491

		26,092,076

Air Freight & Logistics - 0.9%
Expeditors International of Washington, Inc.	127,280	5,764,511

Airlines - 1.6%
Copa Holdings SA - Class A	68,570	10,253,958

Company	Shares	U.S. $ Value
Electrical Equipment - 1.8%
AMETEK, Inc.	128,770	6,159,069
Sensata Technologies Holding NV (a)	144,281	5,429,294

		11,588,363

Industrial Conglomerates - 1.9%
Danaher Corp.	166,110	11,974,870

Machinery - 0.8%
Parker Hannifin Corp.	43,620	5,091,326

Marine - 0.8%
Kirby Corp. (a)	61,430	5,435,941

Professional Services - 0.6%
Robert Half International, Inc.	108,210	4,169,331

Road & Rail - 0.9%
JB Hunt Transport Services, Inc.	76,800	5,762,304

Trading Companies & Distributors - 1.5%
WW Grainger, Inc.	35,020	9,419,330

		95,552,010

Consumer Staples - 11.9%
Beverages - 0.7%
Monster Beverage Corp. (a)	84,480	4,834,790

Food & Staples Retailing - 3.6%
Costco Wholesale Corp.	108,990	12,860,820
CVS Caremark Corp.	167,080	10,402,401

		23,263,221

Food Products - 2.9%
Green Mountain Coffee Roasters, Inc. (a)(b)	66,360	4,168,072
Hershey Co. (The)	94,280	9,356,347
Mead Johnson Nutrition Co. - Class A	63,310	5,169,895

		18,694,314

Personal Products - 0.7%
Estee Lauder Cos., Inc. (The) - Class A	61,610	4,371,846

Tobacco - 4.0%
Altria Group, Inc.	269,290	10,025,667
Philip Morris International, Inc.	178,430	15,901,681

		25,927,348

		77,091,519

Energy - 5.8%
Energy Equipment & Services - 3.8%
Oceaneering International, Inc.	50,220	4,312,894
Schlumberger Ltd.	218,120	20,442,206

		24,755,100

Oil, Gas & Consumable Fuels - 2.0%
Antero Resources Corp. (a)	42,692	2,411,671

Company	Shares	U.S. $ Value
Noble Energy, Inc.	140,540	10,530,662

		12,942,333

		37,697,433

Financials - 5.6%
Capital Markets - 2.8%
Affiliated Managers Group, Inc. (a)	56,950	11,244,208
BlackRock, Inc. - Class A	21,690	6,524,569

		17,768,777

Diversified Financial Services - 2.8%
IntercontinentalExchange, Inc. (a)	94,700	18,251,531

		36,020,308

Total Common Stocks (cost $493,956,982)		636,435,810

SHORT-TERM INVESTMENTS - 1.4%
Investment Companies - 1.4%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.08% (c) (cost $9,467,767)	9,467,767	9,467,767

Total Investments Before Security Lending Collateral for Securities Loaned - 99.7% (cost $503,424,749)		645,903,577

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%
Investment Companies - 0.7%
AllianceBernstein Exchange Reserves - Class I, 0.07% (c) (cost $4,280,220)	4,280,220	4,280,220

Total Investments - 100.4% (cost $507,704,969) (d)		650,183,797
Other assets less liabilities - (0.4)%		(2,638,932)

Net Assets - 100.0%		$647,544,865

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)

As of October 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $145,439,040 and gross unrealized depreciation of investments was $(2,960,212), resulting in net unrealized appreciation of $142,478,828.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AllianceBernstein Growth Fund

October 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2013:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$636,435,810		$	– 0	–	$	– 0	–	$636,435,810
Short-Term Investments	9,467,767			– 0	–		– 0	–	9,467,767
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	4,280,220			– 0	–		– 0	–	4,280,220

Total Investments in Securities	650,183,797			– 0	–		– 0	–	650,183,797
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$650,183,797		$	– 0	–	$	– 0	–	$650,183,797

*	See Portfolio of Investments for sector classifications.

**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 23, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	December 23, 2013